FIRST AMERICAN FUNDS TRUST

U.S. Treasury Money Market Fund

(the “Fund”)

Prospectus Supplement dated March 20, 2025

This information supplements the Fund’s Class A Shares prospectus dated December 20, 2024 (the “Prospectus”). Please retain this supplement for future reference.

The following replaces the table provided under the heading “Shareholder Information—Additional Information on Purchasing, Redeeming, and Exchanging Fund Shares—Calculating Net Asset Value” on pages 43 of the Prospectus:

Deadline for orders to be received in order to receive the current day’s NAV
Government Obligations Fund	3:45 p.m. Central time
Retail Prime Obligations Fund	3:45 p.m. Central time
Retail Tax Free Obligations Fund	11:30 a.m. Central time
Treasury Obligations Fund	3:45 p.m. Central time
U.S. Treasury Money Market Fund	1:30 p.m. Central time

FAF-MM-PROA

FIRST AMERICAN FUNDS TRUST

U.S. Treasury Money Market Fund

(the “Fund”)

Prospectus Supplement dated March 20, 2025

This information supplements the Fund’s Class D Shares prospectus dated December 20, 2024 (the “Prospectus”). Please retain this supplement for future reference.

The following replaces the table provided under the heading “Shareholder Information—Additional Information on Purchasing and Redeeming Fund Shares—Calculating Net Asset Value” on pages 25 of the Prospectus:

Deadline for orders to be received in order to receive the current day’s NAV
Government Obligations Fund	3:45 p.m. Central time
Treasury Obligations Fund	3:45 p.m. Central time
U.S. Treasury Money Market Fund	1:30 p.m. Central time

FAF-MM-PROD

FIRST AMERICAN FUNDS TRUST

Government Obligations Fund

Institutional Prime Obligations Fund

Retail Prime Obligations Fund

Retail Tax Free Obligations Fund

Treasury Obligations Fund

U.S. Treasury Money Market Fund

(collectively, the “First American Money Market Funds”)

Prospectus Supplement dated March 20, 2025

This information supplements the First American Money Market Funds—Class T Shares prospectus dated December 20, 2024 (the “Prospectus”). Please retain this supplement for future reference.

The following replaces the second paragraph under the heading “Additional Summary Information—Purchase and Sale of Fund Shares” on page 28 of the Prospectus:

Class T shares are only available through financial intermediaries authorized to offer Class T shares.

The following replaces the information under the heading “Shareholder Information—Share Classes” on page 43 of the Prospectus:

The funds issue their shares in multiple classes. This prospectus offers Class T shares. Class T shares are offered at NAV, with no front-end or contingent deferred sales charge, but with an annual shareholder servicing fee of 0.20%.

Class T shares are only available through financial intermediaries authorized to offer Class T shares.

A financial intermediary may require a minimum initial and/or additional investment amount. Some financial intermediaries may charge a transaction-based fee for helping you purchase or redeem shares or an asset-based fee. Contact your financial intermediary for more information.

The following replaces the table provided under the heading “Shareholder Information—Additional Information on Purchasing and Redeeming Fund Shares—Calculating Net Asset Value” on pages 45 of the Prospectus:

Deadline for orders to be received in order to receive the current day’s NAV
Government Obligations Fund	3:45 p.m. Central time
Institutional Prime Obligations Fund	2:00 p.m. Central time
Retail Prime Obligations Fund	3:45 p.m. Central time
Retail Tax Free Obligations Fund	11:30 a.m. Central time
Treasury Obligations Fund	3:45 p.m. Central time
U.S. Treasury Money Market Fund	1:30 p.m. Central time

FAF-MM-PROT

FIRST AMERICAN FUNDS TRUST

Government Obligations Fund

Prospectus Supplement dated March 20, 2025

This information supplements the First American Money Market Funds—Class U Shares prospectus dated December 20, 2024 (the “Prospectus”). Please retain this supplement for future reference.

The following replaces the information under the heading “Additional Summary Information—Purchase and Sale of Fund Sales” on page 5 of the Prospectus:

Class U shares of the fund are only available for purchase or redemption by:

●	pension plan and other retirement or welfare benefit accounts established for the benefit of current or former employees of U.S. Bancorp and its subsidiaries;

●	mutual fund families and other registered investment companies for which U.S. Bank National Association or U.S. Bank Global Fund Services provides fund servicing and where each such mutual fund family or registered investment company, in the aggregate, makes a minimum initial investment of $250 million or greater in the fund;

●	direct investors that make an initial investment of $1 billion or greater in the fund; and

●	certain investors and related accounts as detailed in the fund’s SAI.

The fund reserves the right to waive or lower purchase minimums under certain circumstances. Additionally, the fund reserves the right to reject any purchase order and to close a shareholder's account at any time.

The following replaces the second paragraph under the heading “Shareholder Information—Share Classes” on page 14 of the Prospectus:

Class U shares of the fund are only available for purchase or redemption by:

●	pension plan and other retirement or welfare benefit accounts established for the benefit of current or former employees of U.S. Bancorp and its subsidiaries;

●	mutual fund families and other registered investment companies for which U.S. Bank National Association or U.S. Bank Global Fund Services provides fund servicing and where each such mutual fund family or registered investment company, in the aggregate, makes a minimum initial investment of $250 million or greater in the fund;

●	direct investors that make an initial investment of $1 billion or greater in the fund; and

●	certain investors and related accounts as detailed in the fund’s SAI.

FAF-MM-PROU

FIRST AMERICAN FUNDS TRUST

Government Obligations Fund

Institutional Prime Obligations Fund

Retail Prime Obligations Fund

Retail Tax Free Obligations Fund

Treasury Obligations Fund

U.S. Treasury Money Market Fund

(collectively, the “First American Money Market Funds”)

Prospectus Supplement dated March 20, 2025

This information supplements the First American Money Market Funds—Class V Shares prospectus dated December 20, 2024 (the “Prospectus”). Please retain this supplement for future reference.

The following replaces the second paragraph under the heading “Additional Summary Information—Purchase and Sale of Fund Shares” on page 28 of the Prospectus:

Class V shares are only available through financial intermediaries authorized to offer Class V shares that act in a fiduciary, agency, custodial or other service capacity or offer Class V shares on their investment platforms or portals.

The following replaces the information provided under the heading “Shareholder Information—Share Classes” on pages 43 of the Prospectus:

The funds issue their shares in multiple classes. This prospectus offers Class V shares. Class V shares are offered at NAV, with no front-end or contingent deferred sales charge, but with an annual shareholder servicing fee of 0.10%.

Class V shares are only available through financial intermediaries authorized to offer Class V share that act in a fiduciary, agency, custodial or other service capacity or offer Class V shares on their investment platforms or portals.

A financial intermediary may require a minimum initial and/or additional investment amount. Some financial intermediaries may charge a transaction-based fee for helping you purchase or redeem shares or an asset-based fee. Contact your financial intermediary for more information.

The following replaces the table provided under the heading “Shareholder Information—Additional Information on Purchasing and Redeeming Fund Shares—Calculating Net Asset Value” on pages 46 of the Prospectus:

Deadline for orders to be received in order to receive the current day’s NAV
Government Obligations Fund	3:45 p.m. Central time
Institutional Prime Obligations Fund	2:00 p.m. Central time
Retail Prime Obligations Fund	3:45 p.m. Central time
Retail Tax Free Obligations Fund	11:30 a.m. Central time
Treasury Obligations Fund	3:45 p.m. Central time
U.S. Treasury Money Market Fund	1:30 p.m. Central time

FAF-MM-PROV

FIRST AMERICAN FUNDS TRUST

Government Obligations Fund

Retail Prime Obligations Fund

Treasury Obligations Fund

(collectively, the “First American Money Market Funds”)

Prospectus Supplement dated March 20, 2025

This information supplements the First American Money Market Funds—Class X Shares prospectus dated December 20, 2024 (the “Prospectus”). Please retain this supplement for future reference.

The following replaces the information under the heading “Additional Summary Information—Purchase and Sale of Fund Shares” on page 14 of the Prospectus:

You may purchase or redeem Class X shares of the funds through your financial intermediary. If you have an account directly with the funds, you can purchase or redeem shares by contacting Investor Services at 800 677-3863.

Class X shares are available for purchase or redemption by the following:

●	corporations, private banks and trust companies, endowments and foundations, defined contribution, defined benefit and other employer-sponsored plans, bank trusts, 529 college savings plans, family offices, institutional retirement plan platforms, insurance companies, registered investment companies and pooled investment vehicles where each such investor makes a minimum initial investment of $50 million or greater in the fund;

●	direct investors that make an initial investment of $50 million or greater in the fund;

●	investors that make an initial investment of $50 million or greater in the fund through financial intermediaries authorized to offer Class X shares on their investment platforms or portals;

●	securities lending clients of U.S. Bank National Association;

●	clients of U.S. Bank Wealth Management; and

●	certain investors and related accounts as detailed in the fund’s SAI.

Some financial intermediaries may charge a transaction-based fee for helping you purchase or redeem shares or an asset-based fee. Contact your financial intermediary for more information.

The funds reserve the right to waive or lower purchase minimums under certain circumstances. Additionally, the funds reserve the right to reject any purchase order and to close a shareholder’s account at any time. Investments in Retail Prime Obligations Fund are limited to accounts beneficially owned by natural persons.

The following replaces the information under the heading “Shareholder Information—Share Classes” on page 25 of the Prospectus:

The funds issue their shares in multiple classes. This prospectus offers Class X shares.

Class X shares are offered at NAV, with no front-end or contingent deferred sales charge and no distribution (12b-1) or shareholder servicing fee.

FAF-MM-PROX

Class X shares are available for purchase or redemption by the following:

●	corporations, private banks and trust companies, endowments and foundations, defined contribution, defined benefit and other employer-sponsored plans, bank trusts, 529 college savings plans, family offices, institutional retirement plan platforms, insurance companies, registered investment companies and pooled investment vehicles where each such investor makes a minimum initial investment of $50 million or greater in the fund;

●	direct investors that make an initial investment of $50 million or greater in the fund;

●	investors that make an initial investment of $50 million or greater in the fund through financial intermediaries authorized to offer Class X shares on their investment platforms or portals;

●	securities lending clients of U.S. Bank National Association;

●	clients of U.S. Bank Wealth Management; and

●	certain investors and related accounts as detailed in the fund’s SAI.

Some financial intermediaries may charge a transaction-based fee for helping you purchase or redeem shares or an asset-based fee. Contact your financial intermediary for more information.

FAF-MM-PROX

FIRST AMERICAN FUNDS TRUST

Government Obligations Fund

Institutional Prime Obligations Fund

Retail Prime Obligations Fund

Retail Tax Free Obligations Fund

Treasury Obligations Fund

U.S. Treasury Money Market Fund

(collectively, the “First American Money Market Funds”)

Prospectus Supplement dated March 20, 2025

This information supplements the First American Money Market Funds—Class Y Shares prospectus dated December 20, 2024 (the “Prospectus”). Please retain this supplement for future reference.

The following replaces the second paragraph under the heading “Additional Summary Information—Purchase and Share of Fund Shares” on page 28 of the Prospectus:

Class Y shares are only available to certain accounts for which a financial intermediary authorized to offer Class Y shares acts in a fiduciary, agency, custodial, or other service capacity, and through certain investment platforms or portals.

The following replaces the third paragraph under the heading “Shareholder Information—Share Classes” on page 43 of the Prospectus:

Class Y shares are only available to certain accounts for which a financial intermediary authorized to offer Class Y shares acts in a fiduciary, agency, custodial, or other service capacity, and through certain investment platforms or portals.

The following replaces the table provided under the heading “Shareholder Information—Additional Information on Purchasing and Redeeming Fund Shares—Calculating Net Asset Value” on page 46 of the Prospectus:

Deadline for orders to be received in order to receive the current day’s NAV
Government Obligations Fund	3:45 p.m. Central time
Institutional Prime Obligations Fund	2:00 p.m. Central time
Retail Prime Obligations Fund	3:45 p.m. Central time
Retail Tax Free Obligations Fund	11:30 a.m. Central time
Treasury Obligations Fund	3:45 p.m. Central time
U.S. Treasury Money Market Fund	1:30 p.m. Central time

FAF-MM-PROY

FIRST AMERICAN FUNDS TRUST

Government Obligations Fund

Institutional Prime Obligations Fund

Retail Prime Obligations Fund

Retail Tax Free Obligations Fund

Treasury Obligations Fund

U.S. Treasury Money Market Fund

(collectively, the “First American Money Market Funds”)

Prospectus Supplement dated March 20, 2025

This information supplements the First American Money Market Funds—Class Z Shares prospectus dated December 20, 2024 (the “Prospectus”). Please retain this supplement for future reference.

The following replaces the information under the heading “Additional Summary Information—Purchase and Sale of Fund Shares” on page 28 of the Prospectus:

You may purchase or redeem Class Z shares of the funds through your financial intermediary. If you have an account directly with the funds, you can purchase or redeem shares by contacting Investor Services at 800 677-3863.

Class Z shares are available for purchase or redemption by the following:

●	corporations, private banks and trust companies, endowments and foundations, defined contribution, defined benefit and other employer-sponsored plans, wrap or advisory accounts of broker-dealers, wealth managers and registered investment advisers that charge an asset-based fee, institutional retirement plan platforms, insurance companies, bank trusts, 529 college savings plans, family offices, and registered investment companies and pooled investment vehicles where each such investor makes a minimum initial investment of $10 million or greater in the fund ($1 million or greater for Institutional Prime Obligations Fund, Retail Prime Obligations Fund and Retail Tax Free Obligations Fund);

●	direct investors that make an initial investment of $10 million or greater in the fund ($1 million or greater for Institutional Prime Obligations Fund, Retail Prime Obligations Fund and Retail Tax Free Obligations Fund);

●	investors that make an initial investment of $10 million or greater in the fund ($1 million or greater for Institutional Prime Obligations Fund, Retail Prime Obligations Fund and Retail Tax Free Obligations Fund) through financial intermediaries authorized to offer Class Z shares on their investment platforms or portals;

●	securities lending clients of U.S. Bank National Association; and

●	certain investors and related accounts as detailed in the fund’s SAI.

Some financial intermediaries may charge a transaction-based fee for helping you purchase or redeem shares or an asset-based fee. Contact your financial intermediary for more information.

The funds reserve the right to waive or lower purchase minimums under certain circumstances. Additionally, the funds reserve the right to reject any purchase order and to close a shareholder’s account at any time. Investments in Retail Prime Obligations Fund and Retail Tax Free Obligations Fund are limited to accounts beneficially owned by natural persons.

FAF-MM-PROZ

The following replaces the information under the heading “Shareholder Information—Share Classes” on page 43 of the Prospectus:

The funds issue their shares in multiple classes. This prospectus offers Class Z shares.

Class Z shares are offered at NAV, with no front-end or contingent deferred sales charge and no distribution (12b-1) or shareholder servicing fee.

Class Z shares are only available for purchase or redemption by the following:

●	corporations, private banks and trust companies, endowments and foundations, defined contribution, defined benefit and other employer-sponsored plans, wrap or advisory accounts of broker-dealers, wealth managers and registered investment advisers that charge an asset-based fee, institutional retirement plan platforms, insurance companies, bank trusts, 529 college savings plans, family offices, and registered investment companies and pooled investment vehicles where each such investor makes a minimum initial investment of $10 million or greater in the fund ($1 million or greater for Institutional Prime Obligations Fund, Retail Prime Obligations Fund and Retail Tax Free Obligations Fund);

●	direct investors that make an initial investment of $10 million or greater in the fund ($1 million or greater for Institutional Prime Obligations Fund, Retail Prime Obligations Fund and Retail Tax Free Obligations Fund);

●	investors that make an initial investment of $10 million or greater in the fund ($1 million or greater for Institutional Prime Obligations Fund, Retail Prime Obligations Fund and Retail Tax Free Obligations Fund) through financial intermediaries authorized to offer Class Z shares on their investment platforms or portals;

●	securities lending clients of U.S. Bank National Association; and

●	certain investors and related accounts as detailed in the fund’s SAI.

Some financial intermediaries may charge a transaction-based fee for helping you purchase or redeem shares or an asset-based fee. Contact your financial intermediary for more information.

The following replaces the table provided under the heading “Shareholder Information—Additional Information on Purchasing and Redeeming Fund Shares—Calculating Net Asset Value” on pages 46 of the Prospectus:

Deadline for orders to be received in order to receive the current day’s NAV
Government Obligations Fund	3:45 p.m. Central time
Institutional Prime Obligations Fund	2:00 p.m. Central time
Retail Prime Obligations Fund	3:45 p.m. Central time
Retail Tax Free Obligations Fund	11:30 a.m. Central time
Treasury Obligations Fund	3:45 p.m. Central time
U.S. Treasury Money Market Fund	1:30 p.m. Central time

FAF-MM-PROZ